HSBC Emerging Markets Debt Fund
HSBC Emerging Markets Debt Fund

HSBC FUNDS
HSBC Emerging Markets Debt Fund
(each, a “Fund,” and together, the “Funds)

Supplement dated June 30, 2016
to the Prospectus dated February 28, 2016 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

On June 16, 2016, the Board of Trustees of HSBC Funds (the “Trust”), at the recommendation of HSBC Global Asset Management (USA), Inc. (the Adviser”), approved an amendment to the expense limitation agreement (the “Amendment”) in place on behalf of the Funds. The Amendment, in effect, will reduce the total annual operating expenses of each share class of each Fund. As a result, the following changes are being made to the Prospectus:

The “Fees and Expenses” table and related footnotes for the HSBC Emerging Markets Debt Fund on page 3 of the Prospectus is being deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC Emerging Markets Debt Fund	Class A Shares	Class I Shares	Class S Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC Emerging Markets Debt Fund		Class A Shares	Class I Shares	Class S Shares
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.89%	0.79%	0.69%
Total Other Expenses		1.14%	0.79%	0.69%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	1.69%	1.34%	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	0.55%	0.45%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.85% for Class A Shares, 0.50% for Class I Shares and 0.40% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until June 30, 2017. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The “Expense Example” table for the HSBC Emerging Markets Debt Fund on page 4 of the Prospectus is being deleted and replaced with the following:
Expense Example - HSBC Emerging Markets Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	562	909	1,278	2,315
Class I Shares	56	346	658	1,544
Class S Shares	46	315	605	1,430

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE